1290 Avantis US Large Cap Growth Fund Performance Management - 1290 Avantis US Large Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2025, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional securities market index) shown for the since inception period below is the return of the index since the inception of the share class with the longest history.The additional securities market index shows how the Fund's performance compared with the returns of another index that has characteristics relevant to the Fund's investment strategies.Past performance (before and after taxes) is not an indication of future performance.Performance information for the periods prior to November 29, 2023, is that of the Fund when it followed a different investment objective, principal investment strategy and policies, and was not managed by a Sub-Adviser. If the Fund had historically been managed using its current investment strategy and policies, the performance of the Fund would have been different. Prior to November 29, 2023, the Fund was managed by the Adviser as a fund-of-funds under the name “1290 Retirement 2060 Fund” and pursued its investment objective through investments in underlying exchanged-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Fund’s performance as a fund-of-funds reflected the impact of these operating costs and expenses. The performance results shown in the bar chart do not reflect any sales charges or account fees, which would reduce the performance results.Class R shares of the Fund have not commenced operations.Performance information for the periods prior to November 29, 2023, shown in the bar chart and table below is that of the Fund when it was managed by the Adviser as a fund-of-funds under the name “1290 Retirement 2060 Fund”.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the past one-year, five-year and since inception periods through December 31, 2025, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional securities market index) shown for the since inception period below is the return of the index since the inception of the share class with the longest history.
Performance One Year or Less [Text]	Class R shares of the Fund have not commenced operations.
Performance Additional Market Index [Text]	The additional securities market index shows how the Fund's performance compared with the returns of another index that has characteristics relevant to the Fund's investment strategies.
Bar Chart Does Not Reflect Sales Loads [Text]	The performance results shown in the bar chart do not reflect any sales charges or account fees, which would reduce the performance results.
Bar Chart [Heading]	Calendar Year Annual Total Returns — Class I
Bar Chart Closing [Text Block]	Best quarter (% and time period)15.21%2025 2nd QuarterWorst quarter (% and time period)-21.34%2020 1st Quarter
Performance Table Heading	Average Annual Total Returns
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class I shares. After-tax returns for other Classes may vary.
Class I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter (% and time period)
Highest Quarterly Return	15.21%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter (% and time period)
Lowest Quarterly Return	(21.34%)
Lowest Quarterly Return, Date	Mar. 31, 2020